Intangible Assets, Net (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 0.1	$ 0.6	$ 2.1	$ 2.4
Other Asset Impairment Charges			$ 3.0